CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions	Total	Parent	Noncontrolling Interest	Treasury Stock [Member]	Common Stock	Additional Paid-in Capital		Retained Earnings	Other comprehensive income (loss) attributable to Holdings
Beginning of year at Dec. 31, 2014			$ 3,151			$ 862	[1]	$ 9,812	$ 238
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Changes in capital in excess of par value			101			79
Net income (loss) attributable to Holdings	$ 325							325
Stockholder dividends								0
Other comprehensive income (loss)	(929)		(14)						(915)
Repurchase of AB Holding units			(118)
Net earnings (loss) attributable to noncontrolling interest			325
Dividends paid to noncontrolling interest			(337)
Common stock, at par value, end of year at Dec. 31, 2015					$ 6
End of year at Dec. 31, 2015	13,515	$ 10,407	3,108			941	[1]	10,137	(677)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Treasury shares, at cost				$ 0
Changes in capital in excess of par value			101			(10)
Net income (loss) attributable to Holdings	1,254							1,254
Stockholder dividends								0
Other comprehensive income (loss)	(258)		(14)						(244)
Repurchase of AB Holding units			(128)
Net earnings (loss) attributable to noncontrolling interest			369
Dividends paid to noncontrolling interest			(294)
Common stock, at par value, end of year at Dec. 31, 2016	6	6			6
End of year at Dec. 31, 2016	14,549	11,407	3,142	0		931	[1]	11,391	(921)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Impact of adoption of revenue recognition standard ASC 606			0					0
Treasury shares, at cost				0
Net income (loss) attributable to Holdings	(277)							(277)
End of year at Mar. 31, 2017	14,376	11,271						11,114
Common stock, at par value, beginning of year at Dec. 31, 2016	6	6			6
Beginning of year at Dec. 31, 2016	14,549	11,407	3,142	0		931	[1]	11,391	(921)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Changes in capital in excess of par value						24
Net income (loss) attributable to Holdings	341							341
Other comprehensive income (loss)	603								588
End of year at Jun. 30, 2017	15,413	12,360				955		11,732	(333)
Common stock, at par value, beginning of year at Dec. 31, 2016	6	6			6
Beginning of year at Dec. 31, 2016	14,549	11,407	3,142	0		931	[1]	11,391	(921)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchase of treasury stock				0
Issuance of treasury stock				0				0
Purchase of AllianceBernstein Units from noncontrolling interest						0
Changes in capital in excess of par value			(49)			67
Net income (loss) attributable to Holdings	351							351
Stockholder dividends								0
Other comprehensive income (loss)	594		18						576
Repurchase of AB Holding units			(73)
Net earnings (loss) attributable to noncontrolling interest			237
Dividends paid to noncontrolling interest			(265)
Purchase of AB Units by Holdings			0
Common stock, at par value, end of year at Sep. 30, 2017					6
End of year at Sep. 30, 2017	15,411	12,401	3,010	0		998		11,742	(345)
Common stock, at par value, beginning of year at Dec. 31, 2016	6	6			6
Beginning of year at Dec. 31, 2016	14,549	11,407	3,142	0		931	[1]	11,391	(921)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Changes in capital in excess of par value			35			367
Net income (loss) attributable to Holdings	834							834
Other comprehensive income (loss)	832		19						813
Repurchase of AB Holding units			(121)
Net earnings (loss) attributable to noncontrolling interest			370
Dividends paid to noncontrolling interest			(348)
Common stock, at par value, end of year at Dec. 31, 2017	6	6			6
End of year at Dec. 31, 2017	16,518	13,421	3,097	0		1,298		12,225	(108)
Beginning of year at Jun. 30, 2017	15,413	12,360				955		11,732	(333)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to Holdings	10
Other comprehensive income (loss)	(9)								(12)
Common stock, at par value, end of year at Sep. 30, 2017					6
End of year at Sep. 30, 2017	15,411	12,401	3,010	0		998		11,742	(345)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Impact of adoption of revenue recognition standard ASC 606			19					13
Treasury shares, at cost	0			0
Common stock, at par value, beginning of year at Dec. 31, 2017	6	6			6
Beginning of year at Dec. 31, 2017	16,518	13,421	3,097	0		1,298		12,225	(108)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to Holdings	214							214
End of year at Mar. 31, 2018	16,582	13,547						12,437
Common stock, at par value, beginning of year at Dec. 31, 2017	6	6			6
Beginning of year at Dec. 31, 2017	16,518	13,421	3,097	0		1,298		12,225	(108)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to Holdings	378							378
End of year at Jun. 30, 2018	14,851	13,364						12,601
Common stock, at par value, beginning of year at Dec. 31, 2017	6	6			6
Beginning of year at Dec. 31, 2017	16,518	13,421	3,097	0		1,298		12,225	(108)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contribution from parent						695
Purchase of treasury stock				(57)
Issuance of treasury stock				1				(1)
Purchase of AllianceBernstein Units from noncontrolling interest						17
Changes in capital in excess of par value			(88)			15
Net income (loss) attributable to Holdings	(118)							(118)
Stockholder dividends								(88)
Other comprehensive income (loss)	(1,472)		15						(1,487)
Repurchase of AB Holding units			(29)
Net earnings (loss) attributable to noncontrolling interest			251
Dividends paid to noncontrolling interest			(284)
Purchase of AB Units by Holdings			(1,521)
Common stock, at par value, end of year at Sep. 30, 2018	6				6
End of year at Sep. 30, 2018	13,871	12,411	1,460	(56)		2,025		12,031	(1,595)
Beginning of year at Mar. 31, 2018	16,582	13,547						12,437
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to Holdings	164
End of year at Jun. 30, 2018	14,851	13,364						12,601
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to Holdings	(496)
Other comprehensive income (loss)	(284)								(284)
Common stock, at par value, end of year at Sep. 30, 2018	6				$ 6
End of year at Sep. 30, 2018	13,871	$ 12,411	$ 1,460	$ (56)		$ 2,025		$ 12,031	$ (1,595)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Treasury shares, at cost	$ (56)

[1]	Previously reported amounts have been adjusted to give retrospective effect to the 459.4752645-for-1 stock split effected on April 24, 2018.